SEGMENT REPORTING (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 531,379	$ 521,332	$ 349,055
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	410,644	393,596	285,978
Non-PRC (including Hong Kong) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 120,735	$ 127,736	$ 63,077